SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2019 and 2018, the Trust held $209,709 and $314,835, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

Investments

The Trust invests solely in U.S. Government Securities.  The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government Securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue recognition

Revenue Recognition

Base Overriding Royalties

The performance obligation for the base overriding royalty consists of providing Northshore Mining Company (“Northshore”) access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands.  The consideration to be received from this access relates to the volume of iron ore shipped by Northshore.  Mesabi Trust receives royalties at the greater of (i) the aggregate quantity of iron ore products shipped that were mined from Mesabi Trust Lands, and (ii) a portion of the aggregate quantity of all iron ore products shipped from Silver Bay that were mined from any lands, such portion being 90% of the first four million tons shipped from Silver Bay during such year, 85% of the next two million tons shipped during such year, and 25% of all tonnage shipped during such year in excess of six million tons.  The royalty percentage paid to the Trust increases as the aggregate tonnage of iron ore products shipped, attributable to the Trust, in any calendar year increases past each of the first four one-million ton volume thresholds.  The base overriding royalties contain variable consideration, as the transaction price is based on a percentage that varies based on the total cumulative tons of iron ore shipped for the calendar year.  The Trust estimates the variable consideration it expects to be entitled to receive over the contractual period associated with royalty agreement, which resets the royalty percentages at the beginning of each calendar year.  The Trust evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Trust includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.  For the base overriding royalties, the Trust estimates the base overriding royalty percentage using the expected value method, which calculates the estimate based off the historical, current, and forecasted shipments.  The Trust recognizes base overriding royalties on a quarterly basis based on the actual shipments for the fiscal quarter at the estimated royalty percentage as described above and based on the estimated prices for iron ore products sold under the Cliffs Pellet Agreements.

Bonus Royalties

The performance obligation for the bonus royalties consists of providing Northshore Mining access to the Peters Lands, Cloquet Lands, and Mesabi Lands and the right to mine on these lands and the consideration to be received from this access relates to the volume of iron ore shipped by Northshore.  The Trust recognizes bonus royalties on a quarterly basis based on the actual shipments of the fiscal quarter at the actual royalty percentage for those shipments and based on the anticipated prices for iron ore products sold under the Cliffs Pellet Agreements.

Fee Royalties

The performance obligation for the fee royalties consists of the volume of crude ore mined on a quarterly basis.  The Trust recognizes fee royalties on a quarterly basis based on the actual crude ore mined during the fiscal quarter.

Accrued Income Receivable

The accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.  Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Contract Asset

The contract asset is based on the revenue recognized on the base overriding royalties, at the estimated prices for iron ore products sold under the Cliffs Pellet Agreements, that will be collected in subsequent quarters as the uncertainty associated with the variable consideration is resolved.  The Trust includes estimated future royalty rates on current contracted volumes within the contract asset.

Contract Liability

The contract liability represents an estimate of decreases in royalty revenue related to tons of iron ore that were shipped by Northshore, but for which Northshore has indicated that final pricing is not yet known and is adjusted in accordance with the Trust’s revenue recognition policy each quarter as updated pricing information is received.

Fixed Property, Including Intangibles

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.	The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.	The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit	Net Income Per Unit Net income per unit is computed by dividing net income by the weighted average number of units outstanding.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution.  At times during the year, the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Specifically, the accrued income receivable, deferred royalty revenue and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Subsequent Events	Subsequent Events Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.
Fair Value Measures

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2019 and 2018, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2019.  The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2019 and believe they will not have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.

New Accounting Standards Adopted

ASU 2014-09 “Revenue from Contracts with Customers” (Topic 606). ASU 2014-09 and several related ASU’s (collectively referred to as “ASU 2014-09”) supersede the revenue recognition requirements in Topic 605, Revenue Recognition, as well as most industry-specific guidance, and provide a principles-based, comprehensive framework in Topic 606, Revenue from Contracts with Customers. ASU 2014-09 also specifies the accounting for certain costs to obtain or fulfill a contract with a customer and provides enhanced disclosure requirements. The Trust adopted ASU 2014-09 in fiscal year 2019 first quarter using the full retrospective transition method.

The following tables present the effect of the adoption of ASU 2014-09 on the Trust’s 2018 and 2017 Financial Statements. Throughout this report, our 2018 and 2017 financial results reflect the “As Adjusted” amounts shown in the tables below.

Income Statements

	Twelve Months Ended January 31, 2018			Twelve Months Ended January 31, 2017
	As Previously	Adoption		As Previously	Adoption
	Reported	of ASC 606	(As Adjusted)	Reported	of ASC 606	(As Adjusted)

Revenues
Royalties under amended lease agreements	$33,955,703	$(72,142)	$33,883,561	$10,314,620	$150,659	$10,465,279
Royalties under Peters Lease fee	519,327	—	519,327	416,788	—	416,788
Interest	92,527	—	92,527	5,126	—	5,126

Total revenues	34,567,557	(72,142)	34,495,415	10,736,534	150,659	10,887,193

Expenses
Compensation of Trustees	207,520	—	207,520	188,789	—	188,789
Corporate Trustee’s administrative fees	62,500	—	62,500	62,500	—	62,500
Professional fees and expenses:
Legal	366,205	—	366,205	399,737	—	399,737
Accounting and auditing	142,214	—	142,214	151,947	—	151,947
Mining consultant and field representatives	56,100	—	56,100	27,988	—	27,988
Insurance	118,392	—	118,392	118,490	—	118,490
Annual stock exchange fee	59,967	—	59,967	53,095	—	53,095
Transfer agent’s and registrar’s fees	7,366	—	7,366	5,540	—	5,540
Other Trust expenses	51,726	—	51,726	115,336	—	115,336

Total expenses	1,071,990	—	1,071,990	1,123,422	—	1,123,422

Net income	$33,495,567	$(72,142)	$33,423,425	$9,613,112	$150,659	$9,763,771

WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	—	13,120,010	13,120,010	—	13,120,010

Net income per unit (Note 2)	$2.553	$(0.005)	$2.548	$0.733	$0.011	$0.744

Balance Sheets

	January 31, 2018
	As Previously	Adoption	January 31, 2018
	Reported	of ASC 606	(As Adjusted)

Assets

Cash and cash equivalents	$314,835	$—	$314,835

U.S. Government securities, at amortized cost (which approximates market)	23,797,451	—	23,797,451

Accrued income receivable	1,956,091	—	1,956,091
Contract asset	—	99,264	99,264
Prepaid expenses	54,640	—	54,640
Current assets	26,123,017	99,264	26,222,281

Fixed property, including intangibles, at nominal values
Assignments of leased property

Amended assignment of Peters Lease	1	—	1

Assignment of Cloquet Leases	1	—	1

Certificate of beneficial interest for 13,120,010 units of Land Trust	1	—	1
	3	—	3

Total assets	$26,123,020	$99,264	$26,222,284

Liabilities, Unallocated Reserve And Trust Corpus

Liabilities
Distribution payable	$15,481,612	$—	$15,481,612
Accrued expenses	133,994	—	133,994
Total liabilities	15,615,606	—	15,615,606

Unallocated reserve	10,507,411	99,264	10,606,675

Trust corpus	3	—	3

Total liabilities, unallocated reserve and trust corpus	$26,123,020	$99,264	$26,222,284

Statements of Cash Flows

	Twelve Months Ended January 31, 2018			Twelve Months Ended January 31, 2017
	As Previously	Adoption		As Previously	Adoption
	Reported	of ASC 606	(As Adjusted)	Reported	of ASC 606	(As Adjusted)

Operating activities
Royalties received	$30,470,480	$—	$30,470,480	$13,702,276	$—	$13,702,276
Interest received	86,616	—	86,616	5,541	—	5,541
Expenses paid	(1,047,221)	—	(1,047,221)	(1,124,467)	—	(1,124,467)

Net cash from operating activities	29,509,875	—	29,509,875	12,583,350	—	12,583,350

Investing activities
Maturities of U.S. Government securities	37,636,412	—	37,636,412	5,740,659	—	5,740,659
Purchases of U.S. Government securities	(60,977,805)	—	(60,977,805)	—	—	—

Net cash From (used for) investing activities	(23,341,393)	—	(23,341,393)	5,740,659	—	5,740,659

Financing activity
Distributions to unitholders	(19,548,815)	—	(19,548,815)	(7,216,006)	—	(7,216,006)

Net change in cash and cash equivalents	(13,380,333)	—	(13,380,333)	11,108,003	—	11,108,003

Cash and cash equivalents, beginning of year	13,695,168	—	13,695,168	2,587,165	—	2,587,165

Cash and cash equivalents, end of year	$314,835	$—	$314,835	$13,695,168	$—	$13,695,168

Reconciliation of net income to net cash from operating activities

Net income	$33,495,567	$(72,142)	$33,423,425	$9,613,112	$150,659	$9,763,771
Decrease (increase) in accrued income receivable	(1,911,046)	—	(1,911,046)	933,101	—	933,101
Decrease (increase) in contract asset	—	72,142	72,142	—	(150,659)	(150,659)
Decrease (increase) in prepaid expense	(1,032)	—	(1,032)	1,322	—	1,322
Increase (decrease) in accrued expenses	25,801	—	25,801	(63,600)	—	(63,600)
Increase (decrease) in deferred royalty revenue	(2,099,415)	2,099,415	—	2,099,415	(2,099,415)	—
Increase (decrease) in contract liability	—	(2,099,415)	(2,099,415)	—	2,099,415	2,099,415

Net cash from operating activities	$29,509,875	$—	$29,509,875	$12,583,350	$—	$12,583,350

Non cash financing activity

Distributions declared and payable	$15,481,612	$—	$15,481,612	$1,836,801	$—	$1,836,801